Schedule of fair valuation monte carlo model (Details) - Mandatory Convertible Bond [Member] $ / shares in Units, $ in Thousands, € in Millions	Dec. 31, 2025 $ / shares	Mar. 19, 2025 USD ($) Simulations $ / shares	Mar. 19, 2025 EUR (€)
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Effective date		Mar. 19, 2025
Maturity date		Mar. 19, 2028
Nominal value		$ 8,165	€ 7.5
Risk-free rate	3.50%	4.00%	4.00%
Instrument term	2 years 2 months 12 days	3 years
Stock volatility	10700.00%	83.00%
GNTA share price | $ / shares	$ 1.49	$ 3.82
Instrument term		3 years
Number of simulations | Simulations		20,000
Implied yield	6.70%	7.30%	7.30%
Interest Rate Risk [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Instrument term		3 years